Contingent liabilities and provisions	9 Months Ended
Jul. 31, 2026
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Contingent liabilities and provisions
Note 12. Contingent liabilities and provisions
Legal proceedings and other contingencies
In the ordinary course of its business, CIBC is a party to a number of legal proceedings, including regulatory investigations, in which claims for substantial monetary damages are asserted against CIBC and its subsidiaries. Legal provisions are established if, in the opinion of management, it is both probable that an outflow of economic benefits will be required to resolve the matter, and a reliable estimate can be made of the amount of the obligation. If the reliable estimate of probable loss involves a range of potential outcomes within which a specific amount appears to be a better estimate, that amount is accrued. If no specific amount within the range of potential outcomes appears to be a better estimate than any other amount, the mid-point in the range is accrued. In some instances, however, it is not possible either to determine whether an obligation is probable or to reliably estimate the amount of loss, in which case no accrual can be made.
While there is inherent difficulty in predicting the outcome of legal proceedings, based on current knowledge and in consultation with legal counsel, we do not expect the outcome of these matters, individually or in aggregate, to have a material adverse effect on our interim consolidated financial statements. However, the outcome of these matters, individually or in aggregate, may be material to our operating results for a particular reporting period. We regularly assess the adequacy of CIBC’s litigation accruals and make the necessary adjustments to incorporate new information as it becomes available.
The provisions disclosed in Note 21 to the consolidated financial statements included in our 2025 Annual Report included all of CIBC’s accruals for legal matters as at that date, including amounts related to the significant legal proceedings described in that note and to other legal matters. Tax examinations and disputes are excluded. Income tax matters are addressed in Note 18 to the consolidated financial statements included in our 2025 Annual Report and Note 10 to our interim consolidated financial statements.
CIBC considers losses to be reasonably possible when they are neither probable nor remote. It is reasonably possible that CIBC may incur losses in addition to the amounts recorded when the loss accrued is the mid-point of a range of reasonably possible losses, or the potential loss pertains to a matter in which an unfavourable outcome is reasonably possible but not probable.
CIBC believes the estimate of the aggregate range of reasonably possible losses, in excess of the amounts accrued, for its significant legal proceedings, where it is possible to make such an estimate, is from nil to approximately $0.4 billion as at July 31, 2026. This estimated aggregate range of reasonably possible losses is based upon currently available information for those significant proceedings in which CIBC is involved, taking into account CIBC’s best estimate of such losses for those cases for which an estimate can be made. CIBC’s estimate involves significant judgment, given the varying stages of the proceedings and the existence of multiple defendants in many of such proceedings whose share of the liability has yet to be determined. The range does not include potential punitive damages. The matters underlying the estimated range as at July 31, 2026, consist of the significant legal matters disclosed in Note 21 to the consolidated financial statements included in our 2025 Annual Report as updated below. The matters underlying the estimated range will change from time to time, and actual losses may vary significantly from the current estimate. For certain matters, CIBC does not believe that an estimate can currently be made as many of them are in preliminary stages and certain matters have no specific amount claimed. Consequently, these matters are not included in the range.

The following developments related to our significant legal proceedings occurred since the issuance of our 2025 annual consolidated financial statements:
•	Order Execution Only Class Actions: The Woodard settlement was approved by the court in December 2025. This matter is now closed.
•
Pope v. CIBC, CIBC Trust Corporation, and CIBC Asset Management Inc.:
The application for class certification was heard in January 2026. In February 2026, the court released its decision certifying the matter as a class action. The defendants are appealing the certification decision.

•
York County on Behalf of the County of York Retirement Fund v. Rambo, et al.:
In January 2026, the parties settled this matter, subject to court approval, with no contribution from CIBC and the underwriting defendants. In April 2026, the court granted preliminary approval of the settlement. Final approval is scheduled for August 2026.

•	Reale v. CIBC: CIBC’s motion to strike parts of the Statement of Claim has been adjourned.
•
Durkacz v CIBC et al.
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Quantum BioPharma Shareholder Proposed Class Action
: In December 2025, CIBC, CIBC World Markets Inc., CIBC World Markets Corp., and another financial institution were named in a proposed class action filed in the U.S. District Court located in the Southern District of New York. The action is brought on behalf of shareholders of Quantum BioPharma Ltd and the allegations are very similar to the existing Quantum BioPharma case. The action alleges that the defendants or their customers used “spoofing,” an unlawful trading practice, to manipulate the market price of its shares, and seeks damages on behalf of investors who sold Quantum BioPharma shares during the class period of January 6, 2021 to October 15, 2025.
•
Harrington Global Opportunity Fund v. CIBC World Markets Inc.:
In April 2026, the court excluded the plaintiff’s damages expert report in its entirety. The parties have settled the action and this matter is now closed.

•	Quantum Biopharma v. CIBC World Markets Inc., et al.: In March 2026, the court denied in part and granted in part the defendants’ motions to dismiss.
•
Azarya v. CIBC et al.:
In April 2026, a proposed class action was commenced in Quebec against CIBC and several other financial institutions. The action seeks an unspecified amount for the reimbursement of currency conversion fees alleged to have been unlawfully charged to class members who reside or have resided in Quebec, as well as punitive damages.

•
Campbell v. CIBC
: In May 2026, a settlement agreement was reached, subject to court approval. Pursuant to the proposed settlement CIBC will pay the plaintiffs $10 million. The approval hearing is scheduled for October 2026.

Other than the items described above, there are no significant developments in the matters identified in Note 21 to the consolidated financial statements included in our 2025 Annual Report, and no new significant legal proceedings have arisen since the issuance of our 2025 annual consolidated financial statements.